Material accounting policies - Depreciation and Amortization, Finite-Lived Intangibles (Details)	12 Months Ended
Dec. 31, 2025
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	2 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	12 years
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	2 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	26 years
Program and feature film rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years